Contingencies	12 Months Ended
Dec. 31, 2021
Loss Contingency [Abstract]
Contingencies

NOTE 22 — Contingencies

Management has regular litigation reviews, including updates from corporate and outside counsel, to assess the need for accounting recognition or disclosure of contingencies. The Company accrues an undiscounted liability for contingencies where a loss is probable and the amount can be reasonably estimated. If a range of amounts can be reasonably estimated and no amount within the range is a better estimate than any other amount, then the minimum of the range is accrued. The Company does not record liabilities when the likelihood that the liability has been incurred is probable, but the amount cannot be reasonably estimated or when the liability is believed to be only reasonably possible or remote. The Company does not believe the ultimate outcome of any currently pending lawsuit will have a material adverse effect upon the Company’s financial statements, and the liability is believed to be only reasonably possible or remote. In July 2021, Legacy Archaea settled certain lawsuits on confidential terms with the lawsuits being dismissed with prejudice.